Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations
CASH FLOWS FROM INVESTING ACTIVITIES
Total cash used in investing activities
CASH FLOWS FORM FINANCING ACTIVITIES
Net cash provided by financing activities
Effect of exchange rate changes
Net change in cash and cash equivalents
Cash and cash equivalents beginning of the year
Cash and cash equivalents end of the year
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid
Interest paid
Alphatime Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations	$ 117,969		442,265			$ 1,498,591		$ 1,941,118
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Income earned on Trust Account	(301,371)		(787,168)			(2,782,552)		(3,130,199)
Changes in operating assets and liabilities:
Prepaid expenses, non-current	(60,048)		(63,258)			27,739		(35,000)
Accrued offering costs and expenses	391		343,231
Accrued expenses and other payables						851,112		674,635
Due to HCYC	141,811
Due to related party	156,179		39,305			368,981		173,389
Total cash provided by (used in) operating activities	54,931		(25,625)			(36,129)		(376,057)
CASH FLOWS FROM INVESTING ACTIVITIES
Principal deposited in Trust Account	(54,979)		(165,000)			(550,000)		(70,242,000)
Cash withdrawn from Trust Account in connection with redemption			23,302,146			62,154,467		71,915,996
Purchase of investments in the Trust Account								(72,605,996)
Total cash used in investing activities	(54,979)		23,137,146			61,604,467		(70,932,000)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from sale of ordinary shares								69,000,000
Proceeds from issuance of Private Units								4,092,000
Proceeds from interest-free borrowings from related parties			185,000			572,500		690,000
Payment of underwriting discount								(1,612,500)
Proceeds from Unit Purchase Option								100
Redemption of ordinary shares			(23,302,146)			(62,154,467)
Payment to related party								(368,066)
Payment of offering costs								(478,423)
Net cash provided by financing activities			(23,117,146)			(61,581,967)		71,323,111
Net change in cash and cash equivalents	(48)		(5,625)			(13,629)		15,054
Cash and cash equivalents beginning of the year	1,425		15,054	9,429		15,054
Cash and cash equivalents end of the year	1,377	9,429	9,429			1,425	9,429	15,054
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Deferred offering costs included in accrued expenses								3,640
Deferred offering costs paid by related party								13,429
Deferred offering costs adjusted from prepaid expenses								60
Deferred offering costs charged to APIC								865,199
Deferred offering cost related to fair value of Unit Purchase Option net of proceeds								10,681
Allocation of offering costs to ordinary shares subject to redemption								4,770,382
Reclassification of ordinary shares subject to redemption								67,274,310
Remeasurement adjustment on class A common stock subject to possible redemption	54,979		165,000					8,427,382
Subsequent measurement of ordinary shares subject to possible redemption	301,371		787,168			3,332,552		3,130,199
Deferred underwriting commission charged to APIC								$ 2,415,000
Disposal of long-term equity investment in exchange for debt relief			199,238
HCYC Group Company Limited [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations				(607,430)	$ 218,899		18,206		$ (178,142)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense				62,002	4,017		11,219		3,990
Deferred tax benefits				(11,538)	34,250		37,227		(83,131)
Loss from equity investment									11,852
Right-of-use assets amortization					47,484		99,827		55,719
Changes in operating assets and liabilities:
Accounts receivable				(163,847)	(23,894)		289,467		(361,164)
Prepaid expenses and other current assets				19,545	(57,280)		(8,957)		(137)
Accounts payable				64,733	25,661		(205,622)		463,331
Other payables				2,155	(4,834)
Right-of-use assets					(288,507)		(283,944)
Lease liabilities				(60,509)	245,342		186,644		(59,514)
Long-term deposit				640	(24,430)		(23,300)
Prepaid expenses, non-current					(14,147)		(5,981)
Accrued expenses and other payables							2,280		7,476
Total cash provided by (used in) operating activities				(694,249)	162,561		117,066		(139,720)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment					(36,218)		(50,168)		(4,936)
Total cash used in investing activities					(36,218)		(50,168)		(4,936)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from interest-free borrowings from related parties					185,000		502,866		5,000
Repayments of interest-free borrowings from related parties				305,765	(29,519)				(29,619)
Contribution from shareholders							9,999		249,015
Net cash provided by financing activities				305,765	155,481		512,865		224,396
Effect of exchange rate changes				3,861	586		597		(443)
Net change in cash and cash equivalents				(384,623)	282,410		580,360		79,298
Cash and cash equivalents beginning of the year				810,819	230,459		230,459		151,161
Cash and cash equivalents end of the year		$ 810,819	$ 810,819	$ 426,196	$ 512,869		810,819		230,459
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid
Interest paid
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Disposal of long-term equity investment in exchange for debt relief									$ 199,238